ANNUAL REPORT

December 31, 2001

Pilgrim Emerging
Markets Fund, Inc.


                               [GRAPHIC OF ABACUS]


                                                              [LOGO] ING PILGRIM

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Letter to Shareholders ...........................     1
            Portfolio Managers' Report .......................     2
            Index Descriptions ...............................     4
            Report of Independent Auditors ...................     5
            Statement of Assets and Liabilities ..............     6
            Statement of Operations ..........................     7
            Statements of Changes in Net Assets ..............     8
            Financial Highlights .............................     9
            Notes to Financial Statements ....................    10
            Portfolio of Investments .........................    12
            Tax Information ..................................    15
            Director/Trustee and Officer Information .........    16

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2001 Annual Report for Pilgrim Emerging Markets Fund, Inc.

In February 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

Our fund family now has many funds of varying types which provide core investment choices for the serious investor.

On March 1, 2002, several name changes are scheduled to take place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate that Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.

Sincerely,

ING Pilgrim Group, LLC
February 11, 2001

Portfolio Managers' Report                    PILGRIM EMERGING MARKETS FUND,INC.
--------------------------------------------------------------------------------

Portfolio Management Team: Richard Saler and Philip Schwartz, Senior Vice Presidents; Jan-Wim Derks, Eric Anderson and Bratin Sanyal, Vice Presidents, ING Pilgrim Investments LLC.

Goal: The Pilgrim Emerging Markets Fund (the "Fund") seeks long-term capital appreciation.

Market Overview Emerging Markets equities had a good year in 2001 in relative terms. While most markets in developed countries like the U.S. and Europe were down 10% to 25%, emerging markets equities ended the year down 4.9%. The underlying regions, however, showed a mixed picture. The Asian region rose 4.2%, while the Latin American region fell 4.3% and the EMEA (emerging Europe, Middle East and Africa) dropped an even larger 19%. At the country level the differences were even greater. Within Latin America, Mexico ended the year with a positive U.S. dollar return of 16%, whereas the Brazilian stock exchange fell 22%. In Asia, Korea and Taiwan were the star performers (+46% and +9%), while China and India together both fell by more than 20%. Within EMEA, Russia stole the show (+53%), while Turkey and South Africa disappointed (-34% and -20%). This indicates that 2001 has been a difficult year for emerging markets. The sharp slow down in global economic growth, notably in the U.S., was felt sharply in emerging countries. Economic growth was a mere 2% in 2001, a steep drop from the 6% registered in 2000. It is far below the long term potential growth, but in line with economic growth in the Western world of 1% in 2001. Economies like Argentina, Mexico, Turkey, Malaysia and Taiwan were in recession. Only the more closed economies of Russia, China and India managed to grow at a rate of more than 5%. Eastern European currencies like the Hungarian forint, the Czech koruna and the Polish zloty, as well as the Mexican peso, were among the strongest currencies in the world against the U.S. dollar. On the other end of the spectrum the Turkish lira and the South African rand depreciated substantially against the U.S. dollar. After the tragic events on September 11th the emerging markets initially dropped severely, but then recovered strongly to the end of the year.

Performance: For the year ended December 31, 2001, the Fund provided a total return of -10.42% compared to a return of -2.37% for the MSCI Emerging Markets Free Index.

Portfolio Specifics: Emerging Markets equities had a good start to the year on the back of two large interest rate cuts by the U.S. Federal Reserve in January. Assuming that the monetary easing by the Federal Reserve would dampen the coming economic slowdown and create a basis for an economic recovery in the second half of 2001, the Fund took positions to benefit from this view. Initially the Fund was overweight in Latin America and Asia, and underweight in EMEA, a position that would benefit from a resumption of global growth later in the year. Within Latin America, the Fund was initially overweight in the bigger countries like Brazil and Mexico, and underweight in the smaller countries. In Asia, the Fund was overweight in India and Korea, and neutral in the other big countries in the region like China and Taiwan. In EMEA, the Fund was overweight in Hungary and Russia and underweight in Greece and South Africa. In general, this country allocation was kept intact during most of the year. However, during the year small changes were made to adjust the portfolio for changes in the markets. At the moment it became clear that the developments in Argentina were going to affect Brazil, we reduced our exposure in Brazil to neutral. In the final quarter, when Brazil started to decouple from Argentina, the Fund increased its position once again. The Fund sold its remaining positions in Greece in April. Halfway through the year the underweight in South Africa was switched into an overweight after the view took hold that the global recession was going to hit Asia and Latin America harder than other emerging markets. By the beginning of the fourth quarter, however, this decision was reversed. In terms of sectors, the portfolio has been fairly stable. We were overweight in Technology, Media and Telecommunications, at the expense of Financials, Industrials and Food and Tobacco. During the first half of the year the Fund benefited from high oil prices by being overweight in Energy.

Market Outlook: In the course of 2002 a recovery of global growth is expected by most economists. A recovery in the U.S. economy in particular will help export dependent emerging countries such as Korea, Taiwan and Mexico. However, a recovery to the traditional high growth numbers of 5% to 6% in the emerging markets is not expected. On the back of a mild recovery in the U.S. and Europe, emerging markets are expected to grow 2% in 2002. Regarding the stock markets of emerging countries

Portfolio Managers' Report                   PILGRIM EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------

we are more optimistic. We expect the outperformance versus the developed markets to continue in 2002. A bottoming of the global economy, rising commodity prices, an oil price of around $20 and attractive valuations should provide for a good year for emerging markets equities.

                                      3/31/94    12/94     12/95     12/96     12/97     12/98     12/99     12/00    12/31/01
                                      -------    -----     -----     -----     -----     -----     -----     -----    --------
Pilgrim Emerging Markets Fund, Inc.   $10,000   $10,076   $ 9,679   $10,402   $ 9,194   $ 6,601   $15,048   $ 8,963    $ 8,029
MSCI EMF Index                        $10,000   $10,190   $ 9,661   $10,243   $ 9,057   $ 6,762   $11,252   $ 7,808    $ 7,623
MSCI EAFE Index                       $10,000   $10,435   $11,640   $12,381   $12,635   $15,204   $19,355   $16,653    $13,122

                                    Average Annual Returns for the Periods Ended
                                                  December 31, 2001
                                    --------------------------------------------
                                                                Since Inception
                                     1 Year         5 Year          3/30/94
                                     ------         ------          -------
Pilgrim Emerging Markets Fund        -10.42%        -5.05%          -2.79%
MSCI EMF Index                        -2.37%        -5.74%          -3.44%(1)
MSCI EAFE Index                      -21.21%         1.17%           3.57%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim Emerging Markets Fund against the MSCI EMF Index and MSCI EAFE Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 4/1/94.

Principal Risk Factor(s): International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The MSCI (EAFE) Index is an unmanaged index which consists of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It is a generally accepted index for major overseas markets.

The MSCI Emerging Markets Free (EMF) Index is an unmanaged index which is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.


































                An investor cannot invest directly in an index.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Pilgrim Emerging Markets Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Pilgrim Emerging Markets as of December 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of the Pilgrim Emerging Markets Fund, Inc. as of December 31, 2001, the results of its operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Los Angeles, California
February 8, 2002

          STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2001
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at market value*                                  $ 16,234,680
Short-term securities, at amortized cost                                          800,000
Cash                                                                              448,315
Foreign currencies, at market value**                                              26,053
Receivables:
  Investment securities sold                                                      299,243
  Dividends and interest                                                           24,804
Prepaid expenses                                                                      269
                                                                             ------------
  Total Assets                                                                 17,833,364
                                                                             ============
LIABILITIES:
Payable for investment securities purchased                                       265,852
Payable for fund shares redeemed                                                  648,069
Payable to affiliates                                                              15,044
Other accrued expenses and liabilities                                            143,226
                                                                             ------------
  Total Liabilities                                                             1,072,191
                                                                             ------------
NET ASSETS (equivalent to $4.93 per share on 3,398,947 shares outstanding)   $ 16,761,173
                                                                             ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital -- shares of beneficial interest at $0.001 par value
  (1,000,000 shares authorized)                                              $ 27,911,874
Accumulated net investment income                                                      --
Accumulated net realized loss on investments and foreign currencies           (11,401,648)
Net unrealized appreciation of investments and foreign currencies                 250,947
                                                                             ------------
NET ASSETS                                                                   $ 16,761,173
                                                                             ============
 *Cost of securities                                                         $ 15,978,997
**Cost of foreign currencies                                                 $     30,297

                 See Accompanying Notes to Financial Statements

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     Year
                                                                     Ended
                                                               December 31, 2001
                                                              ------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $36,366)          $    332,709
Interest                                                               65,488
                                                                 ------------
  Total investment income                                             398,197
                                                                 ------------
EXPENSES:
Investment management fees                                            157,239
Custodian and fund accounting expenses                                 91,265
Printing and postage expenses                                          21,867
Administrative and service fees                                        18,499
Miscellaneous expenses                                                  1,113
Transfer agent fees                                                    11,192
Professional fees                                                      22,300
Trustees fees                                                          17,948
Registration and filing fees                                              458
                                                                 ------------
  Total expenses                                                      341,881
                                                                 ------------
Net investment income                                                  56,316
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized loss on investments                                  (10,786,380)
Net realized loss on foreign currencies                            (1,929,027)
Net change in unrealized appreciation of investments and
 foreign currencies                                                10,390,920
                                                                 ------------
 Net realized and unrealized loss on investments and
  foreign currencies                                               (2,324,487)
                                                                 ------------
Net decrease in net assets resulting from operations             $ (2,268,171)
                                                                 ============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year               Year
                                                                Ended               Ended
                                                          December 31, 2001   December 31, 2000
                                                          -----------------   -----------------
FROM OPERATIONS:
Net investment income (loss)                                $     56,316        $   (192,369)
Net realized gain (loss) on investments and foreign
 currencies                                                  (12,715,407)          6,309,601
Net change in unrealized appreciation (depreciation)
 of investments and foreign currencies                        10,390,920         (22,601,673)
                                                            ------------        ------------
Net decrease in net assets resulting from operations          (2,268,171)        (16,484,441)
                                                            ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains on investments                             (4,052,637)                 --
                                                            ------------        ------------
Net decrease in net assets resulting from distributions
 to shareholders                                              (4,052,637)                 --
                                                            ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                              24,986,450          50,893,788
Shares resulting from dividend reinvestments                   4,052,637                  --
Cost of shares redeemed                                      (27,936,132)        (51,233,611)
                                                            ------------        ------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                    1,102,955            (339,823)
                                                            ------------        ------------
Net decrease in net assets                                    (5,217,853)        (16,824,264)
NET ASSETS:
Beginning of year                                             21,979,026          38,803,290
                                                            ------------        ------------
End of year                                                 $ 16,761,173        $ 21,979,026
                                                            ============        ============
Undistributed net investment income at end of year          $         --        $         --
                                                            ============        ============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS PILGRIM EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                               -----------------------------------------------------
                                                                2001       2000(1)      1999       1998       1997
                                                                ----       -------      ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of year                        $     7.63       12.81        5.67        8.91      10.11
 Income (loss) from investment operations:
 Net investment income (loss)                              $     0.02       (0.07)      (0.02)       0.06       0.03
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                    $    (1.15)      (5.11)       7.20       (2.64)     (1.22)
 Total income (loss) from investment operations            $    (1.13)      (5.18)       7.18       (2.58)     (1.19)
 Less distributions from:
 Net investment income                                     $       --          --        0.04        0.04       0.01
 Net realized gains on investments                         $     1.57          --          --        0.62         --
 Total distributions                                       $     1.57          --        0.04        0.66       0.01
 Net asset value, end of year                              $     4.93        7.63       12.81        5.67       8.91
 Total Return(2)                                           %   (10.42)     (40.44)     127.14      (27.95)    (11.81)
Ratios and Supplemental Data:
 Net assets, end of year (000's)                           $   16,761      21,979      38,803      15,391     24,052
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)               %     1.85        1.74        1.70        2.08       1.84
 Gross expenses prior to expense reimbursement(3)          %     1.85        1.74        1.70        2.08       1.91
 Net investment income (loss) after expense
 reimbursement(3)                                          %     0.30       (0.51)      (0.25)       0.84       0.26
 Portfolio turnover rate                                   %      113         255         183         121        158

----------

(1) Effective July 26, 2000, ING Pilgrim Investments, LLC, became the Investment Manager of the Fund.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.
(3) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

             NOTES TO FINANCIAL STATEMENTS as of December 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pilgrim Emerging Markets Fund, Inc. ( the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets. With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investments. Securities transactions are accounted for on a trade date basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less at the date of acquisition are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by management in good faith under the direction of the Fund's Board of Directors. Realized gains and losses from investment transactions are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned. Premium amortization and discount accretion are determined using the effective yield method.

Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were $11,200,682, and are scheduled to expire during 2009. To the extent any future capital gains are offset by those loss carryforwards, such gains may not be distributed to shareholders.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Transactions. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of operations. The Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses.

The Fund authorizes its custodian to place and maintain equity securities in a segregated account of the Fund having a value equal to the aggregate

--------------------------------------------------------------------------------

amount of the Fund's commitments under forward foreign currency contracts entered into with respect to position hedges. The Fund did not have any open forward foreign currency contracts at December 31, 2001.

Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTE 2 -- INVESTMENT ADVISER AND ADMINISTRATOR

The Fund pays an investment advisory fee to ING Pilgrim Investments, LLC at an annual rate of 0.85% of the Fund's average daily net assets. ING Pilgrim Investments, LLC has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fees and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the year ended December 31, 2001.

Effective July 26, 2000, ING Pilgrim Group, LLC (the "Administrator") began serving as Administrator to the Fund. The Fund pays the Administrator a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

At December 31, 2001, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

     Accrued        Accrued
     Advisory    Adminstrative
       Fee            Fee         Total
       ---            ---         -----
     $12,234        $2,810       $15,044

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                     Year Ended December 31, 2001   Year Ended December 31, 2000
                     ----------------------------   ----------------------------
                        Shares         Amount          Shares         Amount
                      ----------    ------------     ----------    -------------
Shares sold            4,393,384    $ 24,986,450      4,182,525    $ 50,893,788
Shares reinvested      1,000,629       4,052,637             --              --
Shares redeemed       (4,873,885)    (27,936,132)    (4,334,007)    (51,233,611)
                      ----------    ------------     ----------    ------------
Net decrease             520,128    $  1,102,955       (151,482)   $   (339,823)
                      ==========    ============     ==========    ============

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended December 31, 2001 were $19,513,630 and $22,030,149, respectively.

NOTE 5 -- INVESTMENT AND CONCENTRATION RISKS

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

NOTE 6 -- SUBSEQUENT EVENTS

Effective May 1, 2002 the following change to the name of the Fund will occur:

Old Name                                New Name
--------                                --------
Pilgrim Emerging Markets Fund, Inc.     ING VP Emerging Markets Fund, Inc.

Effective March 1, 2002, the Adviser, and Administrator will change their names as follows:

Old Name                         New Name
--------                         --------
ING Pilgrim Investments, LLC     ING Investments, LLC
ING Pilgrim Group, LLC           ING Funds Services, LLC

Pilgrim
Emerging
Markets
Fund, Inc.
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                  Value
------                                                                  -----
                              COMMON STOCK: 85.93%
                   BRAZIL: 0.85%
      5,200        Cia Siderurgica Nacional SA ADR                 $     83,824
      9,575        Souza Cruz SA                                         58,847
                                                                   ------------
                   Total Brazil                                         142,671
                                                                   ------------
                   CHILE: 1.42%
      9,850   @    Compania Telecomunicaciones de Chile SA ADR          132,581
     10,120        Empresa Nacional de Electricidad SA ADR              105,046
                                                                   ------------
                   Total Chile                                          237,627
                                                                   ------------
                   CHINA: 2.16%
    260,000        Beijing Capital Intl. Airport Co. Ltd.                61,351
    430,000        Beijing North Star Co.                                77,202
    640,000        China Petroleum & Chemical Corp.                      87,820
    140,000        Huaneng Power Intl., Inc.                             84,383
    160,000        Yanzhou Coal Mining Co. Ltd.                          50,784
                                                                   ------------
                   Total China                                          361,540
                                                                   ------------
                   FINLAND: 0.68%
      9,000        Stora Enso OYJ                                       114,495
                                                                   ------------
                   Total Finland                                        114,495
                                                                   ------------
                   HONG KONG: 3.67%
    100,000   @    China Mobile Hong Kong Ltd.                          352,025
     50,000   @    China Unicom                                          55,144
     80,000        CNOOC Ltd.                                            75,406
    200,000        Denway Motors Ltd.                                    62,197
    300,000   @    Euro-Asia Agricultural Holdings Co. Ltd.              70,405
                                                                   ------------
                   Total Hong Kong                                      615,177
                                                                   ------------
                   HUNGARY: 1.17%
      3,300        OTP Bank Rt. GDR                                     195,690
                                                                   ------------
                   Total Hungary                                        195,690
                                                                   ------------
                   INDIA: 3.17%
     18,400        Larsen & Toubro Ltd. GDR                             138,920
     10,600        Ranbaxy Laboratories Ltd. GDR                        166,420
     13,000   #    Reliance Industries Ltd. GDR                         176,800
      4,500        Satyam Computer Services ADR                          49,410
                                                                   ------------
                   Total India                                          531,550
                                                                   ------------
                   ISRAEL: 1.95%
      2,000   @    Check Point Software Technologies               $     79,780
      4,000        Teva Pharmaceutical Industries ADR                   246,520
                                                                   ------------
                   Total Israel                                         326,300
                                                                   ------------
                   ITALY: 1.20%
     22,300        Mediolanum S.p.A.                                    200,852
                                                                   ------------
                   Total Italy                                          200,852
                                                                   ------------
                   JAPAN: 1.04%
      3,800        Sony Corp.                                           173,742
                                                                   ------------
                   Total Japan                                          173,742
                                                                   ------------
                   MALAYSIA: 3.84%
     36,000        Gamuda Berhad                                         42,820
     36,000        Genting Berhad                                        99,472
     60,000        Malayan Banking Bhd                                  131,051
     30,000        Nestle (Malaysia) Berhad                             161,840
     87,000        Sime Darby Berhad                                    112,183
     15,000        Telekom Malaysia Berhad                               40,657
     20,000        Tenaga Nasional Berhad                                56,315
                                                                   ------------
                   Total Malaysia                                       644,338
                                                                   ------------
                   MEXICO: 9.95%
     85,200        Alfa SA                                               94,543
      9,314        America Movil SA de C.V. ADR                         181,437
     32,009        Cemex SA                                             160,814
      2,100        Fomento Economico Mexicano SA ADR                     72,555
      4,300   @    Grupo Aeroportuario de Sureste SA ADR                 66,220
    197,000   @    Grupo Financiero BBVA Bancomer                       179,658
     53,700   @    Grupo Financiero Inbursa SA                           63,929
     25,700   @    Grupo Iusacell SA de C.V. ADR                        102,029
     33,500        Grupo Modelo SA                                       75,042
      3,290   @    Grupo Televisa SA ADR                                142,062
      9,465        Telefonos de Mexico SA ADR                           331,464
      6,665        TV Azteca SA DE C.V. ADR                              45,255
     56,000        Walmart de Mexico/Mexico City                        152,905
                                                                   ------------
                   Total Mexico                                       1,667,913
                                                                   ------------
                   PANAMA: 0.36%
      4,100        Panamerican Beverages, Inc.                     $     60,926
                                                                   ------------
                   Total Panama                                          60,926
                                                                   ------------
                   PERU: 0.78%
      6,300        Buenaventura SA                                      130,599
                                                                   ------------
                   Total Peru                                           130,599
                                                                   ------------
                   POLAND: 1.74%
      9,300   @    Bank Pekao SA GDR                                    186,000
     30,000   @    Telekomunikacja Polska SA GDR                        105,000
                                                                   ------------
                   Total Poland                                         291,000
                                                                   ------------
                   RUSSIA: 5.32%
      5,000        Lukoil-Holding ADR                                   242,500
      5,000        Mobile Telesystems ADR                               178,300
     21,000        Surgutneftegaz ADR                                   330,750
      9,000        Unified Energy System GDR                            140,400
                                                                   ------------
                   Total Russia                                         891,950
                                                                   ------------
                   SOUTH AFRICA: 4.79%
     43,000        ABSA Group Ltd.                                      125,827
      3,800        Anglo American Platinum Corp. Ltd.                   140,659
     10,000        Nedcor Ltd.                                          103,543
    150,000        Sanlam Ltd.                                          115,048
     16,000        Sappi Ltd.                                           160,067
     18,000        Sasol Ltd.                                           158,166
                                                                   ------------
                   Total South Africa                                   803,310
                                                                   ------------
                   SOUTH KOREA: 19.71%
      1,400        Cheil Communications, Inc.                           144,440
     10,000        Daishin Securities Co.                               136,034
      1,500        Hankuk Electric Glass                                 67,405
     16,000        Hotel Shilla Co.                                     103,936
     11,773        Kookmin Bank                                         448,067
     11,600        Korea Electric Power Corp.                           192,373
      8,000        Korea Telecom Corp. ADR                              162,640
      9,500        Korean Air Co. Ltd.                                   58,953
      4,000   @    KT Freetel                                           130,837
        300        Nong Shim Co. Ltd.                                    16,530
      5,200        Samsung Electronics                                1,108,750
      3,000        Samsung SDI Co. Ltd.                                 132,977
      6,500        Samsung Securities Co. Ltd.                          237,696
      1,100        Shinsegae Co. Ltd.                                   116,851
      1,200        SK Telecom                                           245,778
                                                                   ------------
                   Total South Korea                                  3,303,267
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Markets
Fund, Inc.
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------

Shares                                            Value
-------------                               -----------------
                   SWITZERLAND: 1.89%
      4,880        Novartis                                        $    176,407
      1,970        Roche Holding AG                                     140,646
                                                                   ------------
                   Total Switzerland                                    317,053
                                                                   ------------
                   TAIWAN: 11.40%
     52,000        Asustek Computer, Inc. GDR                           236,600
    180,000        Chinatrust Commercial Bank                           108,155
     40,000        Compal Electronics, Inc. GDR                         244,000
    160,000        Formosa Chemicals & Fibre Co.                        107,582
    110,000   @    Fubon Financial Holding Co. Ltd.                      95,680
     21,400        HON HAI Precision Industry GDR                       214,000
     32,400   @    Taiwan Semiconductor Manufacturing Co. Ltd. ADR      556,308
    100,000   @    Taiwan Semiconductor Manufacturing Co. Ltd.          250,358
      6,400   @    United Microelectronics ADR                           61,440
     11,000   @    Yageo Corp. GDR                                       35,750
                                                                   ------------
                   Total Taiwan                                       1,909,873
                                                                   ------------
                   THAILAND: 1.90%
     90,000   @    Bangkok Bank Pcl                                     100,215
     80,000   @    Land & House Pub Co. Ltd.                             70,540
      5,000   @    Siam Cement                                           59,688
    180,000   @    Thai Farmers Bank                                     88,718
                                                                   ------------
                   Total Thailand                                       319,161
                                                                   ------------
                   TURKEY: 2.94%
  5,000,000        Anadolu Efes Biracilik Ve Malt Sanayii AS            123,499
  3,999,999        KOC Holding AS                                       104,288
 18,999,999        Sabanci Holding                                      102,985
 53,000,000        Yapi VE Kredi Bankasi                                161,818
                                                                   ------------
                   Total Turkey                                         492,590
                                                                   ------------
                   UNITED KINGDOM: 4.00%
     15,000        Pearson PLC                                          172,499
     20,500        Provident Financial PLC                              192,235
     20,000        South African Breweries PLC                          131,722
     66,800        Vodafone Group PLC                                   174,568
                                                                   ------------
                   Total United Kingdom                                 671,024
                                                                   ------------
                   Total Common Stock (Cost $14,133,283)             14,402,648
                                                                   ------------
                     PREFERRED STOCK: 10.93%
                   BRAZIL: 10.93%
  2,189,707        Banco Itau SA                                   $    166,788
      2,560        Brasil Telecom Participacoes SA ADR                  106,189
      6,125        Cia de Bebidas das Americas ADR                      124,276
      9,000        Cia Energetica de Minas Gerais ADR                   130,410
      8,335        Cia Paranaense de Energia ADR                         65,430
      2,990        Cia Vale do Rio Doce                                  69,493
  3,100,000        Eletropaulo Metropolitana de Sao Paulo SA            104,653
      4,490        Empresa Brasileira de Aeronautica SA ADR              99,364
     12,500        Gerdau SA ADR                                        121,375
     13,605        Petroleo Brasileiro SA ADR                           302,439
     16,400        Tele Centro Oeste Celular Participacoes SA ADR       114,800
     10,055        Tele Norte Leste Participacoes SA ADR                157,160
  4,840,000        Telemar Norte Leste SA                               125,666
      2,115        Telemig Celular Participacoes SA ADR                  79,566
      3,650   @    Votorantim Celulose e Papel SA ADR                    64,423
                                                                   ------------
                   Total Brazil                                       1,832,032
                                                                   ------------
                   Total Preferred Stock (Cost $1,845,714)            1,832,032
                                                                   ------------
                   Total Long-Term Investments (Cost $15,978,997)    16,234,680
                                                                   ------------

Principal
 Amount                                                                  Value
 ------                                                                  -----
                     SHORT-TERM INVESTMENTS: 4.77%
               U.S. Government Obligations: 4.77%
$   800,000    Federal Home Loan Mortgage Discount Notes, 1.480%,
                 due 01/02/02                                      $    800,000
                                                                   ------------
               Total Short-Term Investments (Cost $799,967)             800,000
                                                                   ------------
               Total Investments in Securities
               (Cost $16,778,964)*                     101.63%     $ 17,034,680
                                                       ------      ------------
               Other Assets and Liabilities-Net         -1.63%         (273,507)
                                                       ------      ------------
               Net Assets                              100.00%     $ 16,761,173
                                                       ======      ============

* Cost for federal income tax purposes is $16,979,930. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                       $    964,354
                                                                   ------------
               Gross Unrealized Depreciation                           (909,604)
                                                                   ------------
               Net Unrealized Appreciation                         $     54,750
                                                                   ============

@    Non-income producing security

# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ADR  American Depository Receipt

GDR  Global Depository Receipt

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Markets
Fund, Inc. PORTFOLIO OF INVESTMENTS as of December 31, 2001(Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------
Advertising                                                             0.86%
Aerospace/Defense                                                       0.59%
Agriculture                                                             0.77%
Airlines                                                                0.35%
Auto Manufacturers                                                      0.37%
Banks                                                                  10.83%
Beverages                                                               3.51%
Building Materials                                                      1.32%
Chemicals                                                               1.70%
Computers                                                               2.73%
Diversified Financial Services                                          5.40%
Electric                                                                5.24%
Electronics                                                             9.44%
Engineering & Construction                                              1.02%
Food                                                                    1.06%
Forest Products & Paper                                                 2.02%
Holding Companies-Diversified                                           3.30%
Home Builders                                                           0.42%
Home Furnishings                                                        1.04%
Insurance                                                               1.89%
Internet                                                                0.48%
Iron/Steel                                                              1.22%
Lodging                                                                 1.21%
Media                                                                   2.15%
Mining                                                                  2.34%
Oil & Gas                                                               7.14%
Pharmaceuticals                                                         4.36%
Real Estate                                                             0.46%
Retail                                                                  1.61%
Semiconductors                                                          5.18%
Software                                                                0.29%
Telecommunications                                                     16.56%
Short-Term Investments                                                  4.77%
Other Assets and Liabilities, Net                                      -1.63%
                                                                      ------
Net Assets                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The Fund declared a short-term capital gain dividend $0.485 per share and a long-term capital gain dividend of $1.080 per share during the fiscal year ended December 31, 2001.

Shareholders are stongly advised to consult their own of tax advisers with respect to the tax consequences of their Investments in the Fund. In January 2002, shareholders, excluding corporate shareholders, will have received an Internal Revenue Service Form 1099 DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2001.


                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors/Trustees. Information pertaining to the Directors/ Trustees and Officers of the Fund is set forth below:

                                                           Term of Office
         Name, Address                 Position(s)          and Length of
            and Age                  Held with Fund          Time Served
----------------------------      ------------------       --------------
Non-Interested Directors:

Paul S. Doherty                    Director/Trustee         10-29-99 to
7337 E. Doubletree Ranch Rd.                                Present
Scottsdale, AZ 85258
Age:67

Walter H. May                      Director/Trustee         10-29-99 to
7337 E. Doubletree Ranch Rd.                                Present
Scottsdale, AZ 85258
Age: 65

Jock Patton                        Director/Trustee         8-28-95 to
7337 E. Doubletree Ranch Rd.                                Present
Scottsdale, AZ 85258
Age: 56

David W.C. Putnam                  Director/Trustee         10-29-99 to
7337 E. Doubletree Ranch Rd.                                Present
Scottsdale, AZ 85258
Age: 62

Blaine E. Rieke                    Director/Trustee         2-26-01 to
7337 E. Doubletree Ranch Rd.                                Present
Scottsdale, AZ 85258
Age: 68

Richard A. Wedemeyer               Director/Trustee         2-26-01 to
7337 E. Doubletree Ranch Rd.                                Present
Scottsdale, AZ 85258
Age: 65


                                                                         Number of
                                            Principal                  Portfolios in               Other
                                          Occupation(s)                Fund Complex           Directorships
         Name, Address                     during the                   Overseen by              held by
            and Age                      Past Five Years                 Director                Director
            -------                      ---------------                 --------                --------
Non-Interested Directors:

Paul S. Doherty                President, Doherty, Wallace,                   69          --
7337 E. Doubletree Ranch Rd.   Pillsbury and Murphy, P.C.,
Scottsdale, AZ 85258           Attorneys (1996-2001). Mr. Doherty
Age:67                         was formerly a Director of
                               Tombrands, Inc. (1993-1998)

Walter H. May                  Retired. Mr. May was formerly                  69          Mr. May is a Trustee for the Best
7337 E. Doubletree Ranch Rd.   Managing Director and Director of                          Prep Charity (1991 to present)
Scottsdale, AZ 85258           Marketing for Piper Jaffray, Inc., an
Age: 65                        investment banking/underwriting
                               firm.

Jock Patton                    Private Investor. Mr. Patton is                69          Mr. Patton is a Director of
7337 E. Doubletree Ranch Rd.   Director and Chief Executive Officer                       Hypercom Corporation (since
Scottsdale, AZ 85258           of Rainbow Multimedia Group, Inc.                          January 1999), and JDA Software
Age: 56                        (January 1999 to present) and                              Group, Inc. (since January 1999). He
                               President and co-owner of StockVal,                        is also a Director of Buick of
                               Inc. (November 1992 to June 1997).                         Scottsdale, Inc., National Airlines,
                                                                                          Inc., BG Associates, Inc., BK
                                                                                          Entertainment, Inc., and Arizona
                                                                                          Rotorcraft, Inc.

David W.C. Putnam              President and Director of F.L.                 69          Mr. Putnam is a Director of Anchor
7337 E. Doubletree Ranch Rd.   Putnam Securities Company, Inc.                            Investment Trust (1973 to 2000),
Scottsdale, AZ 85258           and its affiliates. Mr. Putnam was                         Trustee of the Anchor International
Age: 62                        formerly a Director of Trust Realty                        Bond Trust, Trustee of the Principle
                               Corp. and Bow Ridge Mining                                 Equity Market Trust (1996 to
                               Company.                                                   present), Trustee of the Progressive

                                                                                          Capital Accumulation Trust (1998 to
                                                                                          present), Director of the Asian
                                                                                          American Bank and Trust Company (1992
                                                                                          to present), Trustee of the Andover
                                                                                          Newton Theological School (1992 to 2001),
                                                                                          Trustee of the Mercy Endowment Foundation
                                                                                          (1995 to present) and member of governing
                                                                                          board of the Ursuline Academy (1994 to
                                                                                          present).

Blaine E. Rieke                General Partner of Huntington                  69          Mr. Rieke is a Director/Trustee of
7337 E. Doubletree Ranch Rd.   Partners, an investment partnership                        the Morgan Chase Trust Co.
Scottsdale, AZ 85258           (1997 to present). Mr. Rieke was                           (January 1998 to present)
Age: 68                        formerly Chairman and Chief
                               Executive Officer of Firstar Trust
                               Company (1973 to 1996). Mr. Rieke
                               was the Chairman of the Board and
                               a Trustee of each of the former ING
                               Funds.

Richard A. Wedemeyer           Vice President of the Channel                  69          Mr. Wedemeyer is a Trustee of the
7337 E. Doubletree Ranch Rd.   Corporation, an importer of                                First Choice Funds (1997 to 2001)
Scottsdale, AZ 85258           specialty alloy aluminum products                          and Touchstone Consulting Group
Age: 65                        (1996 to present). Mr. Wedemeyer                           (1997 to present)
                               was formerly Vice President of
                               Performance Advantage, Inc. (1992
                               to 1996) and Vice President,
                               Operations and Administration, of
                               Jim Henson Productions (1979 to
                               1997). Mr. Wedemeyer was a
                               Trustee of each of the Funds
                               managed by ING Investment
                               Management Co. LLC.

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                            Term of Office
         Name, Address                Position(s)            and Length of
            and Age                 Held with Fund            Time Served
            -------                 --------------            -----------
Interested Directors:

Thomas J. McInerney(1)             Director/Trustee           2-26-01 to
7337 E. Doubletree Ranch Rd.                                  Present
Scottsdale, AZ 85258
Age: 45

John G. Turner(2)                  Chairman and               10-29-99 to
7337 E. Doubletree Ranch Rd.       Director/Trustee           Present
Scottsdale, AZ 85258
Age: 62


                                                                            Number of
                                              Principal                  Portfolios in                Other
                                            Occupation(s)                 Fund Complex            Directorships
         Name, Address                        during the                   Overseen by               held by
            and Age                        Past Five Years                  Director                 Director
            -------                        ---------------                  --------                 --------
Interested Directors:

Thomas J. McInerney(1)         General Manager and Chief                        69        Director of the Ameribest Life
7337 E. Doubletree Ranch Rd.   Executive Officer of ING U.S.                              Insurance Co. Equitable Life
Scottsdale, AZ 85258           Worksite Financial Services (since                         Insurance Co., First Columbine Life
Age: 45                        December 2000). Mr McInerney was                           Insurance Co., Golden American Life
                               formerly President of Aetna                                Insurance Co., Life Insurance
                               Financial Services (August 1997 to                         Company of Georgia, Midwestern
                               December 2000), head of National                           United Life Insurance Co., ReliaStar
                               Accounts and Core Sales and                                Life Insurance Co., Security Life of
                               Marketing for Aetna U.S.                                   Denver, Security Connecticut Life
                               Healthcare (April 1996 to March                            Insurance Co., Southland Life
                               1997), head of Corporate Strategies                        Insurance Co., USG Annuity and Life
                               for Aetna Inc. (July 1995 to April                         Company, and United Life and
                               1996), and held a variety of line                          Annuity Insurance Co., Inc. (March
                               and corporate staff positions since                        2001 to present). Mr. McInerney is a
                               1978. Mr. McInerney is a member of                         member of the Board of the
                               the Board of the National                                  National Commission on Retirement
                               Commission on Retirement Policy,                           Policy, the Governor's Council on
                               the Governor's Council on Economic                         Economic Competitiveness and
                               Competitiveness and Technology of                          Technology of Connecticut, the
                               Connecticut, the Board of Directors                        Board of Directors of the
                               of the Connecticut Business and                            Connecticut Business and Industry
                               Industry Association, the Board of                         Association, the Board of Trustees
                               Trustees of the Bushnell, the Board                        of the Bushnell, the Board for the
                               for the Connecticut Forum, and the                         Connecticut Forum, and the Board
                               Board of the Metro Hartford                                of the Metro Hartford Chamber of
                               Chamber of Commerce, and is                                Commerce, and is Chairman of
                               Chairman of Concerned Citizens for                         Concerned Citizens for Effective
                               Effective Government.                                      Government.

John G. Turner(2)              Mr. Turner is currently a Trustee and           119        Mr. Turner serves as a member of
7337 E. Doubletree Ranch Rd.   Vice Chairman of ING Americas. Mr.                         the Board of ING Americas, Aeltus
Scottsdale, AZ 85258           Turner was formerly Chairman and                           Investment Management, Inc., and
Age: 62                        Chief Executive Officer of ReliaStar                       each of the Aetna Funds. Mr. Turner
                               Financial Corp. and ReliaStar Life                         also serves as Director/Trustee of
                               Insurance Co. (1993 to 2000),                              the Hormel Foods Corporation (May
                               Chairman of ReliaStar United                               2000 to present) and Shopko Stores,
                               Services Life Insurance Company                            Inc. (August 1999 to present).
                               and ReliaStar Life Insurance
                               Company of New York (since 1995),
                               Chairman of Northern Life Insurance
                               Company (since 1992), Chairman and
                               Director/Trustee of the Northstar
                               affiliated investment companies (since
                               October 1993). Mr. Turner was formerly
                               Director of Northstar Investment
                               Management Corporation and its affiliates
                               (1993 to 1999).

----------
(1) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(2) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                           Term of Office
         Name, Address                Position(s)           and Length of
            and Age                 Held with Fund           Time Served
            -------                 --------------           -----------
Officers:

James M. Hennessy                  President, Chief          Since April
7337 E. Doubletree Ranch Rd.       Executive Officer,        1995
Scottsdale, Arizona 85258          and Chief Operat-
Age: 52                            ing Officer

Stanley D. Vyner                   Executive Vice            Since July
7337 E. Doubletree Ranch Rd.       President and             1996
Scottsdale, Arizona 85258          Chief Investment
Age: 51                            Officer -- Fixed
                                   Income and Inter-
                                   national Equities.

Michael J. Roland                  Senior Vice Presi-        Since June
7337 E. Doubletree Ranch Rd.       dent and Princi-          1998
Scottsdale, Arizona 85258          pal Financial
Age: 43                            Officer.


                                                                            Number of
                                              Principal                  Portfolios in       Other
                                            Occupation(s)                 Fund Complex   Directorships
         Name, Address                        during the                   Overseen by      held by
            and Age                        Past Five Years                  Director       Director
            -------                        ---------------                  --------       --------
Officers:

James M. Hennessy              President and Chief Executive Of-               --             --
7337 E. Doubletree Ranch Rd.   ficer of each of the Pilgrim Funds
Scottsdale, Arizona 85258      (since February 2001); Chief Operat-
Age: 52                        ing Officer of each of the Pilgrim
                               Funds (since July 2000); Director of
                               ING Pilgrim Group, LLC, ING Pilgrim
                               Investments, LLC, ING Pilgrim Secu-
                               rities, Inc., ING Pilgrim Capital Cor-
                               poration, LLC, ING Lexington Management
                               Corporation, Lexington Funds Distributor,
                               Inc., Market Systems Research Advisors,
                               Inc., Market Systems Research, Inc., Ex-
                               press America T.C. Corporation, EAMC
                               Liquidation Corp. (since December 2000);
                               and President and Chief Executive Officer
                               of ING Pilgrim Investments, LLC, ING
                               Pilgrim Group, LLC, ING Pilgrim Capital
                               Corporation, LLC, ING Lexington Man-
                               agement Corporation, Express America T.C.
                               Corporation, EAMC Liquidation Corp.
                               (since December 2000). Formerly Senior
                               Executive Vice President (June 2000 -
                               December 2000) and Secretary (April 1995
                               - December 2000), ING Pilgrim Capital
                               Corporation, ING Pilgrim Group, Inc., ING
                               Pilgrim Investments, Inc., ING Lexington
                               Management Corporation, Express America
                               T.C. Corporation, EAMC Liquidation Corp.;
                               Senior Executive Vice President (July 2000
                               - February 2001) and Secretary (April 1995
                               - February 2001) of each of the Pilgrim
                               Funds; Executive Vice President, Pilgrim
                               Capital Corporation and its affiliates
                               (May 1998 - June 2000) and Senior Vice
                               President, Pilgrim Capital and its
                               affiliates (April 1995 - April 1998).

Stanley D. Vyner               Executive Vice President of most of             --             --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since July 1996).
Scottsdale, Arizona 85258      Formerly President and Chief Execu-
Age: 51                        tive Officer (August 1996 - August
                               2000), ING Pilgrim Investments.

Michael J. Roland              Senior Vice President and Principal             --             --
7337 E. Doubletree Ranch Rd.   Financial Officer (since June 1998)
Scottsdale, Arizona 85258      of the Funds; Senior Vice President
Age: 43                        and Principal Financial Officer (since
                               June 1998) of ING Pilgrim Group, LLC,
                               ING Pilgrim Investments, LLC, and ING
                               Pilgrim Securities, Inc. He served in
                               same capacity from January 1995 - April
                               1997. Formerly, Chief Financial Officer
                               of Endeaver Group (April 1997 to June
                               1998).

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                            Term of Office
         Name, Address                 Position(s)           and Length of
            and Age                  Held with Fund           Time Served
            -------                  --------------           -----------
Robert S. Naka                    Senior Vice Presi-          Since
7337 E. Doubletree Ranch Rd.      dent and Assis-             August 1995
Scottsdale, Arizona 85258         tant Secretary.
Age: 38

Robyn L. Ichilov                  Vice President              Since
7337 E. Doubletree Ranch Rd.      and Treasurer               November
Scottsdale, Arizona 85258                                     1995
Age: 34

Kimberly A. Anderson              Vice President              Since
7337 E. Doubletree Ranch Rd.      and Secretary               August 1999
Scottsdale, Arizona 85258
Age: 37

Todd Modic                        Assistant Vice              Since
7337 E. Doubletree Ranch Rd.      President                   August 2001
Scottsdale, Arizona 85258
Age: 34

Maria M. Anderson                 Assistant Vice              Since
7337 E. Doubletree Ranch Rd.      President                   August 2001
Scottsdale, Arizona 85258
Age: 43

Richard T. Saler                  Senior Vice Presi-          Since July
7337 E. Doubletree Ranch Rd.      dent and Director           2000
Scottsdale, Arizona 85258         of International
Age: 40                           Equity Investment
                                  Strategy of ING
                                  Pilgrim and Se-
                                  nior Portfolio
                                  Manager Pilgrim
                                  Mutual Funds,
                                  International
                                  Fund and Pilgrim
                                  Advisory Funds
                                  Inc.


                                                                            Number of
                                              Principal                   Portfolios in      Other
                                            Occupation(s)                 Fund Complex    Directorships
         Name, Address                       during the                    Overseen by       held by
            and Age                        Past Five Years                  Director        Director
            -------                        ---------------                  --------        --------
Robert S. Naka                 Senior Vice President, ING Pilgrim              --              --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since November
Scottsdale, Arizona 85258      1999) and ING Pilgrim Group, LLC
Age: 38                        (since August 1999); Senior Vice
                               President and Assistant Secretary of
                               the Pilgrim Funds. Formerly Vice
                               President, ING Pilgrim Investments,
                               Inc. (April 1997 - October 1999), ING
                               Pilgrim Group, Inc. (February 1997 -
                               August 1999) and Assistant Vice
                               President, ING Pilgrim Group, Inc.
                               (August 1995-February 1997).

Robyn L. Ichilov               Vice President, ING Pilgrim Invest-             --             --
7337 E. Doubletree Ranch Rd.   ments, LLC (since August 1997); Ac-
Scottsdale, Arizona 85258      counting Manager (since November
Age: 34                        1995); Vice President and Treasurer
                               of most of the Pilgrim Funds.

Kimberly A. Anderson           Vice President of ING Pilgrim Group,            --             --
7337 E. Doubletree Ranch Rd.   LLC (since January 2001) and Vice
Scottsdale, Arizona 85258      President and Secretary of each of
Age: 37                        the Pilgrim Funds (since February
                               2001). Formerly Assistant Vice Presi-
                               dent and Assistant Secretary of
                               each of the Pilgrim Funds (August
                               1999-February 2001) and Assistant
                               Vice President of ING Pilgrim Group,
                               Inc. (November 1999-January 2001).
                               Ms. Anderson has held various
                               other positions with ING Pilgrim
                               Group, Inc. for more than the last
                               five years.

Todd Modic                     Assistant Vice President of each of             --             --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001); Director of Financial Report-
Age: 34                        ing ING Pilgrim (since March 2001)
                               Formerly Director of Financial Re-
                               porting Axient Communications, Inc
                               (since May 2000 - January 2001) and
                               Director of Finance with
                               Rural/Metro Corporation (since
                               March 1995 - May 2000).

Maria M. Anderson              Assistant Vice President of each of             --             --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001). Formerly Manager of Fund
Age: 43                        Accounting and Fund Compliance
                               (Since September 1999 - November 2001);
                               Section Manager of Fund Accounting
                               with Stein Roe Mutual Funds (since July
                               1998 - August 1999) and Financial
                               Reporting Analyst with Stein Roe
                               Mutual Funds (since August 1997 -
                               July 1998.

Richard T. Saler               Senior Vice President of ING Pilgrim            --             --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since July 2000 to
Scottsdale, Arizona 85258      present). Formerly from 1986 until
Age: 40                        July 2000, Mr. Saler was a senior
                               Vice President and Director of Inter-
                               national Equity Strategy at Lexing-
                               ton Management Corporation (Lexington)
                               (which was acquired by ING Pilgrim's
                               Parent company in July 2000).

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                          Term of Office
         Name, Address                Position(s)          and Length of
            and Age                 Held with Fund          Time Served
            -------                 --------------          -----------
Phillip A. Schwartz               Senior Vice Presi-       Since July
7337 E. Doubletree Ranch Rd.      dent and Director        2000
Scottsdale, Arizona 85258         of International
Age: 40                           Equity Investment
                                  Strategy of ING
                                  Pilgrim and Se-
                                  nior Portfolio
                                  Manager Pilgrim
                                  Mutual Funds,
                                  International
                                  Fund and Pilgrim
                                  Advisory Funds
                                  Inc.

                                                                             Number of
                                              Principal                   Portfolios in       Other
                                            Occupation(s)                  Fund Complex   Directorships
         Name, Address                       during the                     Overseen by      held by
            and Age                        Past Five Years                   Director       Director
            -------                        ---------------                   --------       --------
Phillip A. Schwartz            Senior Vice President of ING Pilgrim            --              --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since July 2000 to
Scottsdale, Arizona 85258      present). Formerly, Mr. Schwartz
Age: 40                        was a senior Vice President and Di-
                               rector of International Equity Strat-
                               egy at Lexington Management Corporation
                               (Lexington) (which was acquired by ING
                               Pilgrim's Parent company in July 2000).
                               Prior to 1993, Mr. Schwartz was a Vice
                               President of European Research Sales
                               with Cheuvreux de Virieu in Paris
                               and New York.

                 See Accompanying Notes to Financial Statements
                                       20

Investment Manager
ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Legal Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

Independent Auditors
KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071


Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling The Pilgrim Funds at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[ING LOGO]                                                 EMMKTANN123101-022202